Other operating expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other expense by nature [Abstract]
Turnover tax	$ 319,231,352	$ 443,134,044	$ 277,100,441
Provisions for legal and administrative proceedings	27,040,824	34,635,857	26,355,247
Loss from sale or impairment of investment properties and other non-financial assets	37,587,578	518,959	81,796
Loss on initial recognition of loans bearing below market interest rate	26,577,005	25,415,443	28,528,171
Adjustment for restatement of dividends in constant currency	12,453,062	0	0
Contributions to the Deposits Guarantee Fund (Note 44)	10,933,914	12,473,800	13,784,610
Expected credit losses on financial guarantee and loan commitments	19,499,523	10,561,016	13,866,405
Damage claims	4,142,449	5,541,215	10,026,803
Provisions for reorganization	0	0	16,096,761
Other operating expenses	33,706,431	39,575,442	32,703,224
TOTAL	$ 491,172,138	$ 571,855,776	$ 418,543,458